Investment Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Security		Dec. 31, 2013 Security
Available for sale [Abstract]
Amortized cost	$ 27,933,000		$ 36,087,000
Gross unrealized gains	791,000		322,000
Gross unrealized losses	59,000		257,000
Other than temporary impairments in OCI	457,000		457,000
Securities Available for Sale	28,208,000		35,695,000
Available for sale, Amortized Cost [Abstract]
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	0
Due after ten years	1,306,000
Residential mortgage-backed securities and collateralized mortgage obligations	26,627,000
Total available-for-sale	27,933,000
Available for sale, Fair Value [Abstract]
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	0
Due after ten years	871,000
Residential mortgage-backed securities and collateralized mortgage obligations	27,337,000
Total available-for-sale securities	28,208,000		35,695,000
Available for sale [Abstract]
Less Than 12 Months, Fair Value	3,968,000		25,286,000
Less Than 12 Months, Unrealized Losses	59,000		257,000
12 Months or Greater, Fair value	0		0
12 Months or Greater, Unrealized Losses	0		0
Total, Fair Value	3,968,000		25,286,000
Total, Unrealized Losses	59,000		257,000
Changes in credit loss component of credit-impaired debt securities [Roll Forward]
Beginning balance	1,126,000		1,219,000
Initial credit impairment	0		0
Subsequent credit impairments	0		0
Increases for impairment recognized in earnings due to intent or requirement to sell	0		955,000
Reductions for securities sold	(955,000)		(994,000)
Reductions for securities deemed worthless	0	[1]	(54,000)	[1]
Reductions for increases in cash flows expected to be collected	0		0
Ending balance	171,000		1,126,000
Available for sale securities [Abstract]
Realized gains	178,000		251,000
Realized (losses)	0		0
Other than temporary impairment	0		(955,000)
Total available-for-sale securities	178,000		(704,000)
Held to maturity [Abstract]
Amortized cost	2,141,000		2,103,000
Fair value	2,377,000		2,155,000
Held to maturity, Amortized Cost [Abstract]
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	0
Due after ten years	2,141,000
Amortized cost	2,141,000		2,103,000
Held to maturity, Fair Value [Abstract]
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	0
Due after ten years	2,377,000
Total held to maturity fair value	2,377,000		2,155,000
Held to maturity securities [Abstract]
Realized gains	0		0
Realized (losses)	0		0
Other than temporary impairment	0		0
Total held-to-maturity securities	0		0
Number of security sold during period	3		2
Investment security sold, carrying value	4,000,000		6,500
Gain on sale of investments security	178,000		250,496
Carrying value of securities pledged to secure public deposits	15,000,000		12,300,000
States and Political Subdivisions [Member]
Held to maturity [Abstract]
Amortized cost	2,141,000		2,103,000
Gross unrealized gains	236,000		52,000
Gross unrealized losses	0		0
Other than temporary impairments in OCI	0		0
Fair value	2,377,000		2,155,000
Held to maturity, Amortized Cost [Abstract]
Amortized cost	2,141,000		2,103,000
Held to maturity, Fair Value [Abstract]
Total held to maturity fair value	2,377,000		2,155,000
Corporate Debt Obligations [Member]
Available for sale [Abstract]
Amortized cost	500,000		500,000
Gross unrealized gains	22,000		6,000
Gross unrealized losses	0		0
Other than temporary impairments in OCI	0		0
Securities Available for Sale	522,000		506,000
Available for sale, Fair Value [Abstract]
Total available-for-sale securities	522,000		506,000
Residential Mortgage-backed Securities [Member]
Available for sale [Abstract]
Amortized cost	26,252,000		30,422,000
Gross unrealized gains	754,000		285,000
Gross unrealized losses	59,000		257,000
Other than temporary impairments in OCI	0		0
Securities Available for Sale	26,947,000		30,450,000
Available for sale, Fair Value [Abstract]
Total available-for-sale securities	26,947,000		30,450,000
Available for sale [Abstract]
Less Than 12 Months, Fair Value	3,968,000		25,286,000
Less Than 12 Months, Unrealized Losses	59,000		257,000
12 Months or Greater, Fair value	0		0
12 Months or Greater, Unrealized Losses	0		0
Total, Fair Value	3,968,000		25,286,000
Total, Unrealized Losses	59,000		257,000
Collateralized Debt Obligations [Abstract]
Number of securities issued	8
Collateralized Mortgage Obligations [Member]
Available for sale [Abstract]
Amortized cost	375,000		564,000
Gross unrealized gains	15,000		31,000
Gross unrealized losses	0		0
Other than temporary impairments in OCI	0		0
Securities Available for Sale	390,000		595,000
Available for sale, Fair Value [Abstract]
Total available-for-sale securities	390,000		595,000
Collateralized Debt Obligations [Member]
Available for sale [Abstract]
Amortized cost	806,000		4,601,000
Gross unrealized gains	0		0
Gross unrealized losses	0		0
Other than temporary impairments in OCI	457,000		457,000
Securities Available for Sale	349,000		4,144,000
Available for sale, Fair Value [Abstract]
Total available-for-sale securities	$ 349,000		$ 4,144,000

[1]	Reduction due to credit losses applied to private label CMO tranche.